MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities Calssified as Available-for-sale Securities

As of December 31, 2019 and 2020, the Company held marketable securities classified as available-for-sale securities as follows:

	December 31,
	2020				2019
LESS THAN A YEAR	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$244,434	$526	$(48)	$244,912	$148,437	$329	$(15)	$148,751
Government-sponsored enterprises	10,006	32	-	10,038	12,548	-	(1)	12,547
Government and corporate debentures - floating interest rate	34,967	10	-	34,977	3,003	1	(1)	3,003

	$289,407	$568	$(48)	$289,927	$163,988	$330	$(17)	$164,301

	December 31,
	2020				2019
MORE THAN 1 YEAR THROUGH FIVE YEARS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$494,520	$3,821	$(143)	$498,198	$135,040	$595	$(65)	$135,570
Government-sponsored enterprises	21,264	67	-	21,331	17,579	9	(3)	17,585
Government and corporate debentures - floating interest rate	17,331	24	(7)	17,348	24,141	8	(6)	24,143

	$533,115	$3,912	$(150)	$536,877	$176,760	$612	$(74)	$177,298